Organization and Nature of Operations - Combined financial information of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Consolidated Balance Sheets
Cash and cash equivalents	¥ 47,167,904		¥ 51,383,310		$ 6,744,921
Time deposits	92,639,378		75,441,355		13,247,255
Restricted cash	4,319,344		3,086,405		617,658
Accounts receivable, net	5,337,819		5,669,027		763,298
Inventories	689,183		571,548		98,552
Prepayments and other current assets, net	7,658,346		6,416,868		1,095,128
Short-term investments	22,803,503		10,756,143		3,260,858
Total current assets	180,615,477		153,324,656		25,827,670
Property, equipment and software, net	8,425,327		8,520,101		1,204,806
Operating lease right-of-use assets, net	320,298		541,071		45,802
Deferred tax assets	2,831,423		1,113,435		404,888
Restricted cash	3,893		5,208		557
Long-term investments	18,462,883		20,206,356		2,640,157
Other long-term assets	3,713,404		5,083,258		531,009
Total non-current assets	40,799,583		42,666,894		5,834,262
Total assets	221,415,060		195,991,550		31,661,932
Accounts payable	643,164		720,549		91,971
Salary and welfare payables	4,889,708		4,683,009		699,219
Taxes payable	3,874,143		2,759,185		553,996
Short-term loans	6,384,417		11,805,051		912,959
Contract liabilities	20,514,540		15,299,222		2,933,540
Accrued liabilities and other payables	15,949,772		14,229,032		2,280,787
Short-term operating lease liabilities	113,212		171,609		16,189
Total current liabilities	52,368,956		49,667,657		7,488,661
Deferred tax liabilities	2,637,258		2,173,117		377,123
Long-term operating lease liabilities	232,113		412,600		33,192
Other long-term liabilities	1,072,724		816,041		153,397
Total non-current liabilities	3,942,095		3,829,755		563,712
Total liabilities	56,311,051		53,497,412		$ 8,052,373
Net revenues:
Total net revenues	112,625,807	$ 16,105,276	105,295,236	¥ 103,468,159
Cost of revenues and operating expenses
Net income	34,797,784	4,976,016	30,256,347	29,357,223
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	50,739,800	7,255,695	39,676,813	35,331,275
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(33,181,344)	(4,744,868)	17,916,402	(17,043,431)
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	(20,159,784)	$ (2,882,811)	(27,335,702)	(21,467,054)
Primary Beneficiary Consolidated VIEs
Consolidated Balance Sheets
Cash and cash equivalents	777,174		1,013,200
Time deposits			70,000
Restricted cash	4,258,359		3,025,450
Accounts receivable, net	3,247,738		3,618,024
Inventories	19,788		27,335
Prepayments and other current assets, net	2,261,829		2,346,183
Short-term investments	1,086,364		413,516
Amounts due from Group companies	¥ 17,002,696		¥ 11,716,452
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current assets	¥ 28,653,948		¥ 22,230,160
Property, equipment and software, net	9,667		9,905
Operating lease right-of-use assets, net	30,637		35,015
Deferred tax assets	63,621		15,191
Restricted cash	3,204		3,201
Long-term investments	946,017		1,119,963
Other long-term assets	113,461		342,065
Total non-current assets	1,166,607		1,525,340
Total assets	29,820,555		23,755,500
Accounts payable	36,138		51,905
Salary and welfare payables	92,962		93,859
Taxes payable	92,712		139,413
Short-term loans	15,336
Contract liabilities	18,577,529		13,702,547
Accrued liabilities and other payables	5,900,414		4,555,787
Short-term operating lease liabilities	11,995		18,398
Amounts due to Group companies	¥ 1,868,605		¥ 2,658,376
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current liabilities	¥ 26,595,691		¥ 21,220,285
Deferred tax liabilities	1,120
Long-term operating lease liabilities	16,320		14,853
Other long-term liabilities	866,884		648,623
Total non-current liabilities	884,324		663,476
Total liabilities	27,480,015		21,883,761
Net revenues:
Total net revenues	96,006,736		91,810,384	90,789,401
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(95,496,934)		(91,398,303)	(90,484,679)
Net income	518,906		177,118	328,357
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(699,767)		997,677	(333,662)
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	1,792,989		(1,672,760)	(82,645)
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	(95,603)		213,458	(37,166)
Primary Beneficiary Consolidated VIEs' third-parties
Net revenues:
Total net revenues	94,880,469		90,872,284	90,054,544
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(19,840,943)		(18,544,042)	(17,468,565)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	82,085,108		74,828,624	72,325,460
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(480,011)		(234,760)	(82,645)
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	15,336		(16,095)	15,673
Primary Beneficiary Consolidated VIEs' intra-Group companies
Net revenues:
Total net revenues	1,126,267		938,100	734,857
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(2,273,000)		1,438,000
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	(110,939)		229,553	(52,839)
Primary Beneficiary Consolidated VIEs' intra-Group companies | Technical consulting and related service
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(75,453,222)		(72,698,641)	(72,992,568)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(83,737,036)		(73,785,893)	(73,298,667)
Primary Beneficiary Consolidated VIEs' intra-Group companies | Other transactions
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	952,161		(45,054)	639,545
Primary Beneficiary Consolidated VIEs' Other intra-Group Companies
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (202,769)		¥ (155,620)	¥ (23,546)